Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent Events
14.	Subsequent Events

On July 13, 2026, the Company entered into an SPA with Rubico Inc. to sell the shares of Roman Shark VII Inc. (the “Roman Shark VII SPV”) that is party to a shipbuilding contract with Guangzhou Shipyard International Company Limited and China Shipbuilding Trading Co., Ltd. for the construction of Hull 25110060 a 47,499 dwt chemical/product oil carrier (the “Roman Shark VII MR Tanker”). The Roman Shark VII MR Tanker is scheduled for delivery in the third quarter of 2029. The aggregate selling price for 100% of the shares of the Roman Shark VII SPV is $6,250 (the “Roman Shark VII Consideration”). Rubico Inc. and the Company provided corporate guarantees in favor of ABCFL which will continue to finance the construction of the Roman Shark VII MR Tanker. The disposal was approved by a special committee composed of independent and disinterested members of the Company’s board of directors, which obtained a fairness opinion with respect to the consideration to sell the Roman Shark VII SPV from an independent financial advisor. On August 14, 2026 the SPA was consummated and as of that date the Roman Shark VII Consideration has been fully settled.

On July 27, 2026, the Company entered into an SPA with Rubico Inc. to sell the shares of Roman Shark V Inc. (the “Roman Shark V SPV”) that is party to a shipbuilding contract with Guangzhou Shipyard International Company Limited and China Shipbuilding Trading Co., Ltd. for the construction of Hull 25110058 a 47,499 dwt chemical/product oil carrier (the “Roman Shark V MR Tanker”). The Roman Shark V MR Tanker is scheduled for delivery in the second quarter of 2029. The aggregate selling price for 100% of the shares of the Roman Shark V SPV is $6,500 (the “Roman Shark V Consideration”), receivable in full at closing, with the transaction expected to close by September 30, 2026, subject to customary closing conditions. In case Rubico Inc. raises capital through the issuance of any common stock, preferred stock, or other equity interest prior to closing, Rubico Inc. shall be obligated to apply 100% of the net cash proceeds of such equity raises directly toward the payment of the Roman Shark V Consideration. Furthermore, Rubico Inc. may, at its option, settle all or a portion of the purchase price through the issuance of Rubico Inc.’s Series G Perpetual Convertible Preferred Shares, which have similar terms with the Series G Preferred Shares issued by the Company apart from the fixed conversion price that will be determined upon issuance (see Note 13). Rubico Inc. and the Company will provide corporate guarantees in favor of ABCFL which will continue to finance the construction of the Roman Shark V MR Tanker. The disposal was approved by a special committee composed of independent and disinterested members of the Company’s board of directors, which obtained a fairness opinion with respect to the consideration to sell the SPV from an independent financial advisor. As of the date of these unaudited interim condensed consolidated financial statements $630 of the Consideration has been received.

On July 28, 2026, the Company entered into an SPA with Central Mare Inc. for the purchase of 100% of the shares of three shipowning companies (The “Three MR Tankers’ SPVs”), that have entered into shipbuilding contracts with a South Korean shipyard for the construction of three 49,940 dwt oil/chemical (MR) tankers scheduled for delivery during the third and fourth quarter of 2029 (collectively, the “Three MR Tankers”). The aggregate purchase price payable to Central Mare Inc., as seller, is $30,850 (the “Three MR Tankers Consideration”), of which $23,500 was settled by applying the consideration refundable to the Company under the 2025 No Shop LOI and $5,190 was settled in cash, accordingly, $28,690 had been settled as of the date of these unaudited interim condensed consolidated financial statements and the remaining $2,160 is payable in cash. If the Company raises capital through the incurrence of indebtedness or the issuance of common stock, preferred stock or other equity interests prior to closing, it is obligated to apply 100% of the net cash proceeds of any such financing directly toward payment of the Three MR Tankers Consideration.

Each of the Three MR Tankers has a contract price with the Builder of $49,500, or $148,500 in aggregate, of which the first instalment of $2,755 per vessel ($8,265 in aggregate) had been paid by Central Mare Inc. Upon consummation of the SPA, the Company will assume the remaining contractual commitments to the Builder totalling $140,235, of which $16,245 is payable in 2027, $21,660 is payable in 2028 and $102,330 is payable in 2029. These commitments are expected to be financed at approximately 85% through a lease financing arrangement, for which the Company has secured a signed term sheet with a major Chinese leasing company and expects to enter into definitive documentation. The Three MR Tankers’ SPVs have also secured time charter employment with a major oil trader, starting from their delivery and for a firm duration of five years, with charterer’s option to extend for one additional year.